Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	IPO [Member]	Class A Common Stock	Class A Common Stock IPO [Member]	Class B common stock	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning balance at Sep. 08, 2019
Beginning balance, shares at Sep. 08, 2019
Issuance of Class B ordinary shares to Sponsor at approximately $0.004 per share	25,000				$ 690	24,310
Issuance of Class B ordinary shares to Sponsor at approximately $0.004 per share, shares					6,900,000
Net income (loss)	(22,966)							(22,966)
Ending balance at Dec. 31, 2019	2,034				$ 690	24,310		(22,966)
Ending balance, shares at Dec. 31, 2019					6,900,000
Sale of Units		$ 257,646,000		$ 2,760			$ 257,643,240
Sale of Units, shares				27,600,000
Offering costs charged to the shareholders' equity	(14,656,790)					(14,656,790)
Change in Class A ordinary shares subject to possible redemption	(246,977,618)		$ (2,470)			(246,975,148)
Change in Class A ordinary shares subject to possible redemption, shares			(24,697,762)
Net income (loss)	8,986,375							8,986,375
Ending balance at Mar. 31, 2020	5,000,001		$ 290		$ 690	(3,964,388)		8,963,409
Ending balance, shares at Mar. 31, 2020			2,902,238		6,900,000
Beginning balance at Dec. 31, 2019	2,034				$ 690	24,310		(22,966)
Beginning balance, shares at Dec. 31, 2019					6,900,000
Net income (loss)	10,432,870
Ending balance at Jun. 30, 2020	5,000,001		$ 276		$ 690	(5,410,869)		10,409,904
Ending balance, shares at Jun. 30, 2020			2,758,070		6,900,000
Beginning balance at Dec. 31, 2019	2,034				$ 690	24,310		(22,966)
Beginning balance, shares at Dec. 31, 2019					6,900,000
Sale of Units	0	$ 257,646,000		$ 2,760			$ 257,643,240
Sale of Units, shares				27,600,000
Offering costs charged to the shareholders' equity	(14,661,607)					(14,661,607)
Change in Class A ordinary shares subject to possible redemption	(227,479,630)		$ (2,275)			(227,477,355)
Change in Class A ordinary shares subject to possible redemption, shares			(22,747,963)
Net income (loss)	(10,506,796)							(10,506,796)
Ending balance at Dec. 31, 2020	5,000,001		$ 485		$ 690	15,528,588		(10,529,762)
Ending balance, shares at Dec. 31, 2020			4,852,037		6,900,000
Beginning balance at Mar. 31, 2020	5,000,001		$ 290		$ 690	(3,964,388)		8,963,409
Beginning balance, shares at Mar. 31, 2020			2,902,238		6,900,000
Offering costs charged to the shareholders' equity	(5,160)					(5,160)
Reclassification of offering costs related to warrants	343					343
Change in Class A ordinary shares subject to possible redemption	(1,441,678)		$ (14)			(1,441,664)
Change in Class A ordinary shares subject to possible redemption, shares			(144,168)
Net income (loss)	1,446,495							1,446,495
Ending balance at Jun. 30, 2020	5,000,001		$ 276		$ 690	(5,410,869)		10,409,904
Ending balance, shares at Jun. 30, 2020			2,758,070		6,900,000
Beginning balance at Dec. 31, 2020	5,000,001		$ 485		$ 690	15,528,588		(10,529,762)
Beginning balance, shares at Dec. 31, 2020			4,852,037		6,900,000
Change in Class A ordinary shares subject to possible redemption	(11,771,200)		$ (118)			(11,771,082)
Change in Class A ordinary shares subject to possible redemption, shares			(1,177,120)
Net income (loss)	11,771,204							11,771,204
Ending balance at Mar. 31, 2021	5,000,005		$ 367		$ 690	3,757,506		1,241,442
Ending balance, shares at Mar. 31, 2021			3,674,917		6,900,000
Beginning balance at Dec. 31, 2020	5,000,001		$ 485		$ 690	15,528,588		(10,529,762)
Beginning balance, shares at Dec. 31, 2020			4,852,037		6,900,000
Offering costs charged to the shareholders' equity	(14,661,607)
Net income (loss)	9,895,145
Ending balance at Jun. 30, 2021	5,000,006		$ 386		$ 690	5,633,547		(634,617)
Ending balance, shares at Jun. 30, 2021			3,862,523		6,900,000
Beginning balance at Mar. 31, 2021	5,000,005		$ 367		$ 690	3,757,506		1,241,442
Beginning balance, shares at Mar. 31, 2021			3,674,917		6,900,000
Change in Class A ordinary shares subject to possible redemption	1,876,060		$ 19			1,876,041
Change in Class A ordinary shares subject to possible redemption, shares			187,606
Net income (loss)	(1,876,059)							(1,876,059)
Ending balance at Jun. 30, 2021	$ 5,000,006		$ 386		$ 690	$ 5,633,547		$ (634,617)
Ending balance, shares at Jun. 30, 2021			3,862,523		6,900,000